Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitment and Contingencies
Schedule of capital expenditures contracted

	As of December 31,
	2021	2022
Property, plant and equipment	2,987,743	4,541,383
Leasehold improvements	392,910	807,666
Total	3,380,653	5,349,049